Acquisitions - Consideration Paid for Acquiring Assets and Liabilities (Parenthetical) (Detail) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [abstract]
Cash of acquired businesses at acquisition date	£ 8	£ 29	£ 32